LOSS PER SHARE (Details) ¥ / shares in Units, $ / shares in Units, ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2020 USD ($) $ / shares shares	Dec. 31, 2020 CNY (¥) ¥ / shares shares	Dec. 31, 2019 CNY (¥) ¥ / shares shares	Dec. 31, 2018 CNY (¥) ¥ / shares shares
Numerator:
Net loss available to ordinary shareholders of the Company-basic and diluted	$ (318,901)	¥ (2,080,825)	¥ (2,464,796)	¥ (2,390,021)
Shares (Denominator):
Weighted average number of ordinary shares outstanding	667,844,843	667,844,843	362,644,898	360,002,151
Basic and diluted loss per share | (per share)	$ (0.48)	¥ (3.12)	¥ (6.80)	¥ (6.64)